SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment

                                    Life in     March 31, 2013    December 31, 2012

           Asset Type                Years

--------------------------------- ------------ ------------------ ------------------

Machinery                            5 - 7               $16,500        $    16,500

                                  ------------ ------------------ ------------------

Subtotal                                                  16,500             16,500

Less Accumulated Depreciation                              (825)                  -

                                  ------------ ------------------ ------------------

Net Book Value                                           $15,675        $    16,500

                                  ============ ================== ==================

                                    Life in    December 31, 2012  December 31, 2011

           Asset Type                Years

--------------------------------- ------------ ------------------ ------------------

Machinery                            5 - 7               $16,500             $    -

                                  ------------ ------------------ ------------------

Subtotal                                                  16,500                  -

Less Accumulated Depreciation                                  -                  -

                                  ------------ ------------------ ------------------

Net Book Value                                           $16,500             $    -

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